CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) (Parenthetical)	Dec. 31, 2017
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%
5% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%